CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings (loss)	$ 732.3	$ 847.8
Adjustments for:
Depreciation expense	420.9	275.0
Impairment (reversal) charge	12.2	(455.5)
Gain on sale of Bambouk assets	0.0	(34.1)
Deferred revenue recognized	(154.3)	(235.7)
Income tax expense	237.5	129.4
Derivative (gain) loss	29.8	(20.4)
Finance costs	112.2	70.8
Other non-cash items	2.0	(60.2)
Adjustments for cash items:
Proceeds from gold prepayment arrangement	0.0	119.3
Proceeds from insurance claim	0.0	27.3
Settlement of derivatives	(2.6)	(2.9)
Disbursements related to asset retirement obligations	(14.1)	(2.9)
Other	0.0	(2.1)
Movements in non-cash working capital items and non-current ore stockpiles	(61.8)	(114.4)
Cash from operating activities, before income taxes paid	1,314.1	541.4
Income taxes paid	(171.5)	(55.4)
Net cash from (used in) operating activities	1,142.6	486.0
Investing activities
Capital expenditures for property, plant and equipment	(293.5)	(558.6)
Capitalized borrowing costs	(34.6)	(77.8)
Acquisitions of Northern Superior and Orbec	(30.8)	0.0
Proceeds from sale of Bambouk assets	0.0	35.5
Other investing activities	(19.4)	18.5
Net cash from (used in) investing activities	(378.3)	(582.4)
Financing activities
Net proceeds from issuance of shares	3.9	287.5
Payment of repurchase option fee	(50.0)	0.0
Dividends paid to non controlling interests	(128.3)	(18.0)
Net funding from (payment to) Sumitomo Metal Mining Co. Ltd.	0.0	(332.5)
Interest paid	(64.6)	(13.8)
Other financing activities	(34.4)	(59.9)
Net cash from (used in) financing activities	(709.4)	83.3
Effects of exchange rate fluctuation on cash and cash equivalents	19.5	(7.0)
Increase (decrease) in cash and cash equivalents - all operations	74.4	(20.1)
Decrease (increase) in cash and cash equivalents - held for sale	0.0	0.5
Increase (decrease) in cash and cash equivalents	74.4	(19.6)
Cash and cash equivalents, beginning of the year	347.5	367.1
Cash and cash equivalents, end of the year	421.9	347.5
Credit facility
Financing activities
Proceeds from credit facility	130.0	280.0
Repayment of second lien term loan	(150.0)	(60.0)
Equipment loans
Financing activities
Repayment of second lien term loan	$ (416.0)	$ 0.0